UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS DUE DILIGENCE-15E

CERTIFICATION OF PROVIDER OF THIRD-PARTY DUE DILIGENCE SERVICES
FOR ASSET-BACKED SECURITIES

Pursuant 17 CFR 240.17g-10, this Form must be used by a person providing third-party due diligence services in connection with an asset-backed security to comply with section 15E(s)(4)(B) of the Securities Exchange Act of 1934 (15 U.S.C. 78o-7(s)(4)(B)). Section 15E(s)(4)(B) of the Securities Exchange Act of 1934 requires a person providing the due diligence services to provide a written certification to any nationally recognized statistical rating organization that produces a credit rating to which such due diligence services relate.

Item 1. Identity of the person providing third-party due diligence services

Legal Name:    Selene Diligence LLC

Business Name (if Different):

Principal Business Address: 10808 South River Front Parkway Suite 200,

South Jordan, UT 84095

Item 2. Identity of the person who paid the person to provide third-party due diligence services

Legal Name: Nomura Securities International, Inc.

Business Name (if Different):

Principal Business Address:   309 W 48th St. New York, NY 1019-9102

Item 3. Credit rating criteria

If the due diligence performed by the third party is intended to satisfy the criteria for due diligence published by a nationally recognized statistical rating organization, identify the nationally recognized statistical rating organization and the title and date of the published criteria (more than one nationally recognized statistical rating organization may be identified).

Identity of NRSRO	Title and Date of Criteria
DBRS, Inc.	“Third-Party Due Diligence Criteria for U.S. RMBS Transactions”, September 2023
Fitch Ratings, Inc.	“U.S. RMBS Rating Criteria”, April 18, 2023.

PRET 2024-RPL1 15e

Item 4. Description of the due diligence performed

Selene performed data collection as directed by Client, based on the loan documents within the loan file for each loan in PRET 2024-RPL1 that Client requested be reviewed. Selene reviewed, by way of example (which is not an exhaustive list), the collection data as compared to tape data and modification terms. The findings, including any variances identified, were provided to Client via a report in a form and format as mutually agreeable to the parties.

Item 5. Summary of findings and conclusions of review

Modification Reviews

During the Review, Selene performed a credit review on 256 mortgage loans in the Final Securitization Population.

Review	Reviewed Total	% of Final Securitization Population
Modification Reviews	256	100%

CERTIFICATION

The undersigned has executed this Form ABS Due Diligence 15E on behalf of, and on the authority of, the person identified in Item 1 of the Form. The undersigned, on behalf of the person, represents that the person identified in Item 1 of the Form conducted a thorough review in performing the due diligence described in Item 4 attached to this Form and that the information and statements contained in this Form, including Items 4 and 5 attached to this Form, which are part of this Form, are accurate in all significant respects on and as of the date hereof.

Name of Person Identified in Item 1._ Selene Diligence LLC

By:	Alex Watson, SVP

Date:	2/28/2024

PRET 2024-RPL1 15e